SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION
Schedule of disaggregated revenue information

	Individuals	Institutions
	and	and
	communities	payers	Others	Total
Six months ended June 30, 2023 (unaudited):
Europe	—	6,831	—	6,831
Israel	10,909	10,716	—	21,625
Row	—	—	549	549

Total revenues	10,909	17,547	549	29,005

Six months ended June 30, 2022 (unaudited):
Europe	—	7,127	—	7,127
Israel	11,202	11,832	—	23,034
Row	—	—	739	739

Total revenues	11,202	18,959	739	30,900

Year ended December 31, 2022 (audited):
Europe	—	13,374	—	13,374
Israel	22,161	22,977	—	45,138
Row	—	—	486	486

Total revenues	22,161	36,351	486	58,998

Schedule of revenue from geographic segments

	Six months ended		Year ended
	June 30,		December 31,
	2023	2022	2022

	Unaudited		Audited
Europe	(2,672)	(1,169)	(3,044)
Israel	3,976	4,404	8,641
Row	(1,488)	(549)	(2,972)

	(184)	2,686	2,625

Unallocated income and expenses:
Corporate and
R&D expenses	(3,737)	(3,703)	(7,375)
Other expenses	(529)	—	(416)

Operating loss	(4,450)	(1,017)	(5,166)
Financial income, net	3,036	1,336	6,478

Profit (loss) before taxes on income	(1,414)	319	1,312